LAND-USE RIGHTS, NET	12 Months Ended
Dec. 31, 2024
LAND-USE RIGHTS, NET
LAND-USE RIGHTS, NET
10.	LAND-USE RIGHTS, NET

In March 2021, the Group acquired a land-use right at a total cost of RMB43,188 for approximately 26,615 square meters of land in Shanghai, the PRC for the construction of a factory. According to the land-use rights policy in the PRC, the Group has a 50-year use right over the land, and it is amortized over this period on a straight - line basis. The Group recorded amortization expenses of RMB864, RMB863, and RMB863 for the years ended December 31, 2022, 2023 and 2024, respectively. The weighted average remaining lease term was 46.19 years as of December 31, 2024.